Property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		$ 517,403		$ 473,646
Depreciation	[1]	(92,663)		(75,075)		$ (75,490)
Property, plant and equipment at year-end		557,170		517,403		473,646
Oil and gas assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		334,970		307,502
Depreciation		(72,130)		(57,725)		(61,080)
Property, plant and equipment at year-end		358,152		334,970		307,502
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		5,429		6,422
Depreciation		(996)		(844)		(920)
Property, plant and equipment at year-end		5,652		5,429		6,422
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		37,990		32,926
Property, plant and equipment at year-end		60,597		37,990		32,926
Furniture Equipment And Vehicle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		3,482		4,308
Property, plant and equipment at year-end		4,387		3,482		4,308
Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		71,164		60,715
Property, plant and equipment at year-end		68,390		71,164		60,715
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		64,368		61,773
Property, plant and equipment at year-end		59,992		64,368		61,773
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		1,062,017		944,263		914,910
Additions		121,429		125,359		35,844
Currency translation differences		(13,466)		(1,470)		19,233
Disposals		(463)		(301)		(22)
Write-off / Impairment loss		(21,407)		(5,834)		(25,702)
Transfers		0		0		0
Acquisitions (Note 35.3)		54,929
Assets held for sale (Note 35.2)`		(163,544)
Property, plant and equipment at year-end		1,039,495		1,062,017		944,263
Gross carrying amount [member] | Oil and gas assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		776,504		692,241		648,992
Additions	[2]	(5,753)		7,997		(3,531)
Currency translation differences		(11,525)		(1,142)		16,132
Disposals		0		0		0
Write-off / Impairment loss		5,109		0		5,664
Transfers		63,794		77,408		24,984
Acquisitions (Note 35.3)		52,925
Assets held for sale (Note 35.2)`		(163,544)
Property, plant and equipment at year-end		717,510		776,504		692,241
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		10,361		10,553		10,518
Additions		0		0		0
Currency translation differences		(30)		(3)		35
Disposals		0		(189)		0
Write-off / Impairment loss		0		0		0
Transfers		1,089		0		0
Acquisitions (Note 35.3)		134
Assets held for sale (Note 35.2)`		0
Property, plant and equipment at year-end		11,554		10,361		10,553
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		37,990		32,926		29,823
Additions		81,961		66,953		20,322
Currency translation differences		(15)		(62)		73
Disposals		0		0		0
Write-off / Impairment loss		(7)		0		0
Transfers		(59,332)		(61,827)		(17,292)
Acquisitions (Note 35.3)		0
Assets held for sale (Note 35.2)`		0
Property, plant and equipment at year-end		60,597		37,990		32,926
Gross carrying amount [member] | Furniture Equipment And Vehicle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		15,398		14,357		13,745
Additions		1,706		954		406
Currency translation differences		(130)		(12)		126
Disposals		(46)		(112)		(22)
Write-off / Impairment loss		0		0		0
Transfers		566		211		102
Acquisitions (Note 35.3)		254
Assets held for sale (Note 35.2)`		0
Property, plant and equipment at year-end		17,748		15,398		14,357
Gross carrying amount [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		157,396		132,413		124,832
Additions		0		0		466
Currency translation differences		(884)		(147)		2,077
Disposals		(417)		0		0
Write-off / Impairment loss		(120)		0		0
Transfers		14,503		25,130		5,038
Acquisitions (Note 35.3)		1,616
Assets held for sale (Note 35.2)`		0
Property, plant and equipment at year-end		172,094		157,396		132,413
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		64,368		61,773		87,000
Additions		43,515		49,455		18,181
Currency translation differences		(882)		(104)		790
Disposals		0		0		0
Write-off / Impairment loss		(26,389)	[3]	(5,834)	[4]	(31,366)	[5]
Transfers		(20,620)		(40,922)		(12,832)
Acquisitions (Note 35.3)		0
Assets held for sale (Note 35.2)`		0
Property, plant and equipment at year-end		59,992		64,368		61,773
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		(544,614)		(470,617)		(392,299)
Currency translation differences		6,747		967		(2,836)
Depreciation		(92,663)		(75,075)		(75,490)
Disposals		191		111		8
Assets held for sale (Note 35.2)`		148,014
Property, plant and equipment at year-end		(482,325)		(544,614)		(470,617)
Accumulated depreciation, amortisation and impairment [member] | Oil and gas assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		(441,534)		(384,739)		(321,173)
Currency translation differences		6,292		930		(2,486)
Depreciation		(72,130)		(57,725)		(61,080)
Disposals		0		0		0
Assets held for sale (Note 35.2)`		148,014
Property, plant and equipment at year-end		(359,358)		(441,534)		(384,739)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		(4,932)		(4,131)		(3,195)
Currency translation differences		26		5		(16)
Depreciation		(996)		(844)		(920)
Disposals		0		38		0
Assets held for sale (Note 35.2)`		0
Property, plant and equipment at year-end		(5,902)		(4,932)		(4,131)
Accumulated depreciation, amortisation and impairment [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		0		0		0
Currency translation differences		0		0		0
Depreciation		0		0		0
Disposals		0		0		0
Assets held for sale (Note 35.2)`		0
Property, plant and equipment at year-end		0		0		0
Accumulated depreciation, amortisation and impairment [member] | Furniture Equipment And Vehicle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		(11,916)		(10,049)		(7,317)
Currency translation differences		92		8		(38)
Depreciation		(1,579)		(1,948)		(2,702)
Disposals		42		73		8
Assets held for sale (Note 35.2)`		0
Property, plant and equipment at year-end		(13,361)		(11,916)		(10,049)
Accumulated depreciation, amortisation and impairment [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		(86,232)		(71,698)		(60,614)
Currency translation differences		337		24		(296)
Depreciation		(17,958)		(14,558)		(10,788)
Disposals		149		0		0
Assets held for sale (Note 35.2)`		0
Property, plant and equipment at year-end		(103,704)		(86,232)		(71,698)
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		0		0		0
Currency translation differences		0		0		0
Depreciation		0		0		0
Disposals		0		0		0
Assets held for sale (Note 35.2)`		0
Property, plant and equipment at year-end		$ 0		$ 0		$ 0

[1]	Depreciation without considering capitalised costs for oil stock included in Inventories.
[2]	Corresponds to the effect of change in estimate of assets retirement obligations.
[3]	Corresponds to nine unsuccessful exploratory wells, four wells drilled in Colombia (Tiple, Llanos 34 and Llanos 32 Blocks), two wells drilled in Brazil (POT-T-747 and POT-T-619 Blocks) and three wells drilled in Argentina (Puelen Block). The change also includes the write-off of a well and other exploration costs incurred in the Fell Block (Chile) in previous years and other exploration costs incurred in the VIM-3 Block (Colombia), and POT-T-882 and REC-T-93 Blocks (Brazil), for which no additional work would be performed.
[4]	Corresponds to five unsuccessful exploratory wells, one well drilled in Colombia (Llanos 34 Block), one well drilled in Brazil (REC-T-94 Block) and three non-operated wells drilled in Argentina (Puelen and Sierra del Nevado Blocks) in 2017. The charge also includes the loss generated by the write-off of the seismic cost for Campanario and Isla Norte Blocks in Chile generated by the relinquishment of 327 sq km in 2017.
[5]	Corresponds to the write-off of five wells drilled in previous years in the Chilean blocks for which no additional work would be performed, the loss generated by the write-off of the seismic cost for Llanos 62 Block in Colombia generated by the relinquishment of the area in September 2016. In addition, during September 2016, five blocks in Brazil were relinquished so the associated investment was written off.